Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Mineral Property, Plant and Equipment

4.	MINERAL PROPERTY, PLANT AND EQUIPMENT

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2018	Mineral Property interest [1]	Plant and equipment	Total
Cost
Beginning balance	$112,541	$1,354	$113,895
Additions	–	20	20
Ending balance	112,541	1,374	113,915

Accumulated depreciation
Beginning balance	–	(734)	(734)
Depreciation [2]	–	(234)	(234)
Ending balance	–	(968)	(968)

Foreign currency translation difference	31,641	247	31,888

Net carrying value – Ending balance	$144,182	$653	$144,835

Year ended December 31, 2017	Mineral Property interest [1]	Plant and equipment	Total
Cost
Beginning balance	$112,541	$881	$113,422
Additions	–	473	473
Ending balance	112,541	1,354	113,895

Accumulated depreciation
Beginning balance	–	(558)	(558)
Depreciation [2]	–	(176)	(176)
Ending balance	–	(734)	(734)

Foreign currency translation difference	20,361	189	20,550

Net carrying value – Ending balance	$132,902	$809	$133,711

Notes to tables:

1.	Comprises the Pebble Project, a contiguous block of 2,402 mineral claims covering approximately 417 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.

2.	Depreciation is included in exploration and evaluation expenses.